ORDINARY SHARES - Additional Information (Details) ¥ in Thousands				12 Months Ended
	May 10, 2020 shares	May 10, 2019 CNY (¥) Vote shares	Dec. 19, 2018	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	May 10, 2019 $ / shares shares	Dec. 31, 2017 $ / shares shares
Common shares, shares authorized								500,000,000
Common shares, par value | $ / shares							$ 0.000000005	$ 0.0001
Common shares, shares outstanding							216,100,000	10,000
Common Stock, Shares, Issued								10,000
Ordinary shares, split description				the Company completed a two for one split of ordinary share authorized and outstanding to 20,000 ordinary shares.
Ordinary shares split ratio			20,000
Stock sale price | $ / shares							$ 10.50
IPO Expenses Capitalization | ¥		¥ 234,354
Common Class A [Member]
Common shares, shares authorized				10,000,000,000,000	10,000,000,000,000
Common shares, par value | $ / shares				$ 0.000000005	$ 0.000000005
Common shares, shares outstanding				108,100,000	108,100,000		100,100,000
Common Stock, Shares, Issued				108,100,000	108,100,000
Number of votes | Vote		1
Common Class B [Member]
Common shares, shares authorized				10,000,000,000,000	10,000,000,000,000
Common shares, par value | $ / shares				$ 0.000000005	$ 0.000000005
Common shares, shares outstanding				108,000,000	108,000,000		116,000,000
Common Stock, Shares, Issued				108,000,000	108,000,000
Number of votes | Vote		10
ADS
Stock issued during period	4,025,000
Ordinary shares
Stock issued during period		16,100,000
Ordinary shares | Common Class A [Member]
Stock issued during period						16,100,000
Conversion of Class B Ordinary Share to Class A Ordinary Share					8,000,000
Ordinary shares | Common Class B [Member]
Conversion of Class B Ordinary Share to Class A Ordinary Share					(8,000,000)